Net Loss Per Share (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2014	Dec. 31, 2013
Earnings Per Share [Abstract]
Schedule of Earnings Per Share, Basic and Diluted

Net loss per share for the three months ended March 31, 2014 and 2013 was as follows (in thousands except per share amounts):

	Three Months Ended March 31,
	2014	2013
Numerator
Net loss attributable to common stockholders	$(3,499)	$(1,887)

Denominator
Weighted average shares outstanding—basic	24,084	4,658
Dilutive effect of preferred stock, restricted stock units, options, warrants and convertible debt	—	—

Weighted average shares outstanding—diluted	24,084	4,658

Net loss per share for the years ended December 31, 2013, 2012 and 2011 was as follows (in thousands):

	Years Ended December 31,
	2013	2012	2011
Numerator
Net loss attributable to common stockholders	$(27,935)	$(9,701)	$(1,828)

Denominator
Weighted average shares outstanding—basic	9,041	4,615	4,490
Dilutive effect of preferred stock, warrant options and convertible debt	—	—	—

Weighted average shares outstanding—diluted	9,041	4,615	4,490

Net loss per common share—basic and diluted	$(3.09)	$(2.10)	$(0.41)
Potentially dilutive securities(1)
Redeemable convertible preferred stock	—	4,451	4,451
Convertible preferred stock	—	6,527	6,527
Common stock warrants	—	604	604
Preferred stock warrants	—	23	23
Stock options	1,573	1,254	962

(1)	The impact of potentially dilutive securities on earnings per share is anti-dilutive in a period of net loss.

Anti Dilutive Securities Excluded from Computation of Earnings Per Share

The following common equivalent shares were excluded from the diluted net loss per share calculation as their inclusion would have been anti-dilutive (in thousands):

	Three Months Ended March 31,
	2014	2013
Stock options	1,914	1,258
Restricted stock units	90	—
Redeemable convertible preferred stock	—	4,451
Convertible preferred stock	—	6,527
Common stock warrants	—	604
Preferred stock warrants	—	23